Document and Entity Information	Dec. 11, 2019
Cover [Abstract]
Entity Registrant Name	Madison Square Garden Co
Amendment Flag	false
Entity Central Index Key	0001636519
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	Two Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false